Expense Example, No Redemption (Vanguard Wellington Fund, USD $)	12 Months Ended
Nov. 30, 2013
Vanguard Wellington Fund - Investor Shares
Expense Example, No Redemption:
1 YEAR	$ 27
3 YEAR	84
5 YEAR	146
10 YEAR	331
Vanguard Wellington Fund - Admiral Shares
Expense Example, No Redemption:
1 YEAR	18
3 YEAR	58
5 YEAR	101
10 YEAR	$ 230